Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 15, 2023
Entity Registrant Name	dei_EntityRegistrantName	Volatility Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001884021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 15, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 15, 2023
Prospectus Date	rr_ProspectusDate	Mar. 15, 2023
1x Long VIX Futures Strategy K-1 Free ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to one times (1x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this prospectus, the Fund does not have an operating history and turnover data therefore is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing its assets in futures contracts based on the Chicago Board Options Exchange, Incorporated (“CBOE”) Volatility Index (the “VIX”) (“VIX Futures Contracts”), that comprise the Long VIX Futures Index (the “Index”) and other “Financial Instruments” (as defined below). The Fund will invest in VIX Futures Contracts via a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Under normal market conditions, the Subsidiary’s portfolio will comprise long positions on first- and second-month VIX Futures Contracts that comprise the Index. In order to achieve investment results that correspond to the daily performance of the Index, the Fund will rebalance its portfolio on a daily basis. The rebalancing of the portfolio will not be affected by the performance of the Fund or the Index for any prior period. “Financial Instruments” are instruments whose value is derived from the value of an underlying asset, rate or benchmark and include futures contracts, options transactions, swap agreements, forward contracts and similar instruments or transactions. Volatility Shares LLC (the “Adviser” or “Volatility Shares”) serves as investment adviser to the Fund. The Fund’s investment sub-adviser is Penserra Capital Management LLC (the “Sub-Adviser” or “Penserra”).

The Long VIX Futures Index is an excess return index designed to track the performance of a portfolio of long positions in first- and second- month VIX Futures Contracts that are rolled daily. The portfolio consists of the two nearest term monthly VIX Futures Contracts that are rolled daily so that the nearest month VIX Futures Contract is rolled to the second nearest month VIX Futures Contracts in equal daily fractional amounts. This portfolio rolling seeks to maintain a constant weighted average time to maturity of approximately one month (i.e., through its daily rolling, the strategy seeks to equally weight each of the VIX Futures Contracts by maturity date). The Fund seeks to replicate this investment strategy by investing in long positions of first- and second-month VIX Futures Contracts that are rolled daily. The Fund’s regular purchases and sales of VIX Futures Contracts throughout the year may cause the Fund to experience higher than normal portfolio turnover.

The Fund has adopted a policy to invest in futures contracts and other securities in an amount that provides investment exposure of at least 80% of the value of the Fund's net assets (plus the mount of any borrowing for investment purposes) to VIX Futures Contracts. The Fund’s investment objective and 80% investment policy are non-fundamental policies that the Board of the Trust may change without shareholder approval upon 60 days’ prior written notice to the Fund’s shareholders.

The Index and the VIX are two separate indices and can be expected to perform very differently. The VIX is a non-investable index that measures the implied volatility of the S&P 500 Index (the “S&P 500”). For these purposes, “implied volatility” is a measure of the expected volatility (i.e., the rate and magnitude of variations in performance) of the S&P 500 over the next 30 days. The VIX does not represent the actual volatility of the S&P 500. Unlike many indexes, the VIX is not an investable index. The VIX is calculated based on the prices of a constantly changing portfolio of S&P 500 put and call options. The Index, on the other hand, consists of long positions in short-term VIX Futures Contracts. As such, the performance of the Long VIX Futures Index, and therefore the performance of the Fund, can be expected to be very different from the actual volatility of the S&P 500. As a result, the performance of the Fund also can be expected to be very different from the actual volatility of the S&P 500.

In managing the assets of the Fund, the Sub-Adviser does not invest the assets of the Fund in securities or Financial Instruments based on the Sub-Adviser’s view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis or forecast market movement or trends. The Fund seeks to remain fully invested at all times in VIX Futures Contracts and/or Financial Instruments that, in combination, produce investment results that, before fees and expenses, match the investment performance of the Index.

In addition to its investments in Financial Instruments, the Fund will invest its remaining assets directly in cash, cash-like instruments or high-quality securities (collectively the “Collateral Investments”). The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.). The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s investments in Financial Instruments. In addition, as described below, Collateral Investments are among the types of investments the Fund may make if circumstances require the Fund to invest in Secondary Investments, as described below.

The Fund invests in VIX Futures Contracts indirectly via the Subsidiary. VIX Futures Contracts are traded on commodity exchanges registered with the Commodity Futures Trading Commission (the “CFTC”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to VIX Futures Contracts in accordance with applicable rules and regulations. The Subsidiary and the Fund will have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. The Subsidiary’s custodian is U.S. Bank National Association.

The Fund seeks to engage in daily rebalancing to position its portfolio so that its exposure to the Index is consistent with the Fund’s daily investment objective. The time and manner in which the Fund rebalances its portfolio may vary from day to day at the discretion of the Adviser, depending on market conditions and other circumstances.

Secondary Investments

The Fund’s ability to invest in VIX Futures Contracts will be limited by the applicable position limits of the CFE, and the requirement that the size of the Fund’s Subsidiary, which will hold the VIX Futures Contracts, will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. If the Fund is unable to purchase or sell VIX Futures Contracts due to such limitations, the Fund will invest, in the discretion of the Sub-Adviser, in other Financial Instruments, exchange traded funds with investment objective and strategies similar to those of the Fund and/or additional Collateral Investments (collectively, “Secondary Investments”).

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund is called “K-1 Free” because it is designed to operate differently than commodity-based investments that distribute a “Schedule K-1” to shareholders. Schedule K-1 is a tax form containing information regarding a fund’s income and expenses, which shareholders may find complicates tax return preparation, thus requiring additional time, or the help of a professional tax adviser, at additional cost. By comparison, the Fund is designed to be taxed like a conventional exchange traded fund and shareholders will instead receive a Form 1099 from the broker-dealer or other financial intermediary through which they invest, from which income, gains, and losses can be entered onto the shareholder’s tax return.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund. The Fund’s Shares will change in value and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser, Sub-Adviser or any of their affiliates. You should consider carefully the following risks before investing in the Fund.

The value of an investment in the Fund could decline significantly and without warning, including to zero. You should be prepared to lose your entire investment. The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Derivatives Risk. The Fund may invest in and will have investment exposure to VIX Futures Contracts, and other Financial Instruments, which are types of derivative contracts.  A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate, or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

●

VIX Futures Contracts Risk.  VIX Futures Contracts are unlike traditional futures and options contracts and are not based on a tradable reference asset. The VIX is not directly investable, and the settlement price of a VIX Futures Contract is based on the calculation that determines the level of the VIX. As a result, the behavior of a VIX Futures Contract may be different from traditional futures and options contracts whose settlement price is based on a specific tradable asset. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling.

Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

The following factors may affect the price and/or liquidity of VIX Futures Contracts: prevailing market prices and forward volatility levels of the U.S. stock markets, the S&P 500, the equity securities included in the S&P 500 and prevailing market prices of options on the S&P 500, the VIX, the Index, VIX Futures Contracts, or any other financial instruments related to the S&P 500 and the VIX, the Index or VIX Futures Contracts; interest rates; economic, financial, political, regulatory, geographical, biological or judicial events that affect the current volatility reading of the VIX or the market price or forward volatility of the U.S. stock markets, the equity securities included in the S&P 500, the S&P 500, the VIX, the Index or VIX Futures Contracts; supply and demand as well as hedging activities in the listed and OTC equity derivatives markets; disruptions in trading of the S&P 500, futures contracts on the S&P 500 or options on the S&P 500; and the level of contango or backwardation in the VIX Futures Contracts market.  Each of these factors could have a negative impact on the value of the Fund. These factors interrelate in complex ways, and the effect of one factor on the market value of the Fund may offset or enhance the effect of another factor.

●	Options Risk. Options contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Sub-Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options, VIX Futures Contracts, and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk. Options traded in the OTC market also may be subject to increased counterparty credit risk.

●	Swap Agreement Risk. The Fund may use swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty.

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the Index on a given day.

A number of other factors may adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or Financial Instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Index. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its daily investment objective.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s daily investment objective. In these instances, the Fund may not successfully track the performance of the Index and may not achieve its investment objective. Additionally, the rebalancing of futures contracts may impact the trading in such futures contracts and may adversely affect the value of the Fund. For example, such trading may cause the Fund’s futures commission merchants (“FCMs”) to adjust their hedges. The trading activity associated with such transactions will contribute to the existing trading volume on the underlying futures contracts and may adversely affect the market price of such underlying futures contracts and in turn the level of the VIX.

Target Exposure Risk. The Fund will normally seek to maintain notional exposure to VIX Futures Contracts necessary to achieve its investment objective. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund will reduce its exposure to VIX Futures Contracts on or about such dates. It is unlikely that the Fund will have perfect exposure to the Index on such dates. The performance of the Fund will be more or less than it would have been had the Fund maintained is exposure through such period.

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. Investments linked to equity market volatility, including VIX Futures Contracts, can be highly volatile and may experience sudden, large and unexpected losses. The prices of VIX Futures Contracts have historically been highly volatile. The value of the Fund’s investments in VIX futures – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. An investor in the Fund could experience substantial losses and even potentially lose the full principal of his or her investment, the risk of which is heightened during periods of high market volatility. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund. The market for VIX Futures Contracts may fluctuate widely based on a variety of factors, including changes in overall market movements, political and economic events and policies, wars, acts of terrorism, natural disasters, changes in interest rates or inflation rates. High volatility may have an adverse impact on the performance of the Fund.

Cost of Futures Investment Risk. When a futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a futures contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.

Index Calculation and VIX Futures Pricing Risk.  Change to the existing policies of S&P and the CBOE that affect the composition and valuation of the Index, the S&P 500 and the VIX could affect the level of such indexes and/or the value of VIX Futures Contracts and, therefore, the value of the Fund’s Shares.

Counterparty Risk. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline.

Margin Requirements Risk. The Fund may enter into written agreements with one or more FCMs governing the terms of the Fund’s futures transactions cleared by such FCM. Because futures contracts typically require only a relatively small initial investment, they may involve a high degree of leverage. The Fund must provide margin when it invests in a futures contract. Such margin requirements are subject to change suddenly and without warning at any time during the term of the contract and could be substantial in the event of adverse price movements or volatility. High margin requirements could prevent the Fund from obtaining sufficient exposure to futures contracts and may prevent or have a significant adverse impact on the Fund’s ability to achieve its investment objective. If a margin call is not met within a reasonable time (generally less than one day), an FCM may close out the Fund’s position which may prevent the Fund from achieving its investment objective. If the Fund has insufficient cash to meet daily margin requirements, it may need to sell Financial Instruments at a time when such sales are disadvantageous. An FCM’s failure to return required margin to the Fund on a timely basis may have a negative impact on the Fund’s ability to achieve its investment objective.

Exchanges impose futures contract position limits and accountability levels on the Fund and the Fund may be subject to new or more restrictive position limits or accountability levels in the future. If the Fund reaches a position limit or accountability level or becomes subject to a daily limit, its ability to reinvest in additional commodity futures contracts may be limited to the extent these restrictions limit its ability to establish new futures positions, add to existing positions, or otherwise transact in futures.

Certain of the FCMs utilized by the Fund may impose their own “position limits”, or risk limits, on the Fund. Any such risk limits restrict the amount of exposure to futures contracts that the Fund can obtain through such FCMs. These risk limits may, for example, be imposed as a result of significant and/or rapid increases in the size of the Fund as a result of an increase in creation activity. As a result, the Fund may need to transact through a number of FCMs in order to achieve its investment objective. If enough FCMs are not willing to transact with the Fund, or if the risk limits imposed by such FCMs do not provide sufficient exposure, the Fund may not be able to achieve its investment objective.

Futures markets are highly volatile, and may become more volatile during periods of general market and/or economic volatility, and the use of or exposure to futures contracts may increase volatility of a Fund’s NAV.

VIX Futures Contracts in particular have been subject to periods of sudden and extreme volatility. As a result, margin requirements for VIX Futures Contracts are higher than those for most other types of futures contracts. In addition, the FCMs utilized by the Fund may impose margin requirements in addition to those imposed by the clearinghouse. Margin requirements are subject to change and may be raised in the future by either or both of the clearinghouse and the FCMs. High margin requirements could prevent the Fund from obtaining sufficient exposure to VIX Futures Contracts and may adversely affect the Fund’s ability to achieve its investment objective.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper.

●	U.S. Goverment Securities. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

●	Money Market Funds. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

●	Corporate Debt Securities. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Commodity Regulatory Risk. The Fund’s use of commodities subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund's investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Index Performance Risk. The Fund is linked to an Index maintained by a third-party provider unaffiliated with the Fund, the Adviser or the Sub-Adviser. There can be no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

Passive Management Risk. The Fund invests in the instruments that comprise the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in any market segments relating to the Index.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late or issue trading halts on specific securities or Financial Instruments. As a result, the ability to trade certain securities or Financial Instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or Financial Instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Intraday Price Performance Risk. The intraday performance of shares of the Fund traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be greater than or less than the performance of the Index.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to VIX Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the futures market, a disruption to the futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, any futures exchange, or the CFTC, the Fund would not be able to achieve its investment objective and may experience significant losses.

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the Financial Instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the Financial Instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain Financial Instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with the Index.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Market Risk. Market risk is the risk that a particular security, or Shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, had negative impacts, and in many cases severe impacts, on markets worldwide. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. These events also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s Shares and result in increased market volatility. During any such events, the Fund’s Shares may trade at increased premiums or discounts to their net asset value.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID- 19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is not limited as to the percentage of its assets which may be invested in the securities of any one issuer. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Adviser and Sub-Adviser cannot predict whether Shares will trade below, at or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser and Sub-Adviser believe that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. Furthermore, the Fund may at times limit or suspend entirely the issuance of new Creation Units, which could have the effect of enhancing the premium or discount associated with the Fund’s shares.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 protections.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because VIX Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in VIX Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s Shares will change in value and you could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser, Sub-Adviser or any of their affiliates.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is not limited as to the percentage of its assets which may be invested in the securities of any one issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.volatilityshares.com
1x Long VIX Futures Strategy K-1 Free ETF | 1x Long VIX Futures Strategy K-1 Free ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VIXX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 269

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.